Business Combinations - Textual (Details) R$ in Thousands						12 Months Ended
	Jan. 14, 2022 BRL (R$) Installments	Oct. 29, 2021 BRL (R$)	Aug. 01, 2021 BRL (R$)	May 27, 2021 BRL (R$)	Mar. 02, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Business Combinations
Consideration transferred, acquisition-date fair value						R$ 21,966	R$ 703,258
Interest rate basis						CDI
Discounts on sale price						R$ 15,692	14,302	R$ 8,609
Phidelis
Business Combinations
Consideration transferred, acquisition-date fair value	R$ 21,966
Consideration paid in cash	8,854
Business Combination, Remaining consideration to be transferred, acquisition-date fair value	R$ 7,638
Period for remaining consideration to be transferred	2 years
Interest rate basis	Extended National Consumer Price Index (“IPCA”)
Contingent consideration	R$ 5,474
Number of installments for contingent consideration payment | Installments	3
Revenue from the date of acquisition						5,157
Net profit (loss) from the date of acquisition						780
Combined net revenue from sales and services						1,264,287
Combined net profit (loss)						(54,572)
SEL
Business Combinations
Consideration transferred, acquisition-date fair value					R$ 65,000		65,000
Consideration paid in cash					38,124
Business Combination, Remaining consideration to be transferred, acquisition-date fair value					R$ 26,876
Period for remaining consideration to be transferred					4 years
Interest rate basis					100% of CDI
Period for minimum amount of contract revenue to be achieved					2 years
SEL | 2023 and 2024
Business Combinations
Minimum Amount Of Contract Revenue Required					R$ 39,400
Redação Nota 1000
Business Combinations
Consideration transferred, acquisition-date fair value				R$ 11,387			11,387
Consideration paid in cash				4,093
Business Combination, Remaining consideration to be transferred, acquisition-date fair value				R$ 7,294
Interest rate basis				100% of CDI index
Consideration payments final due date				Dec. 24, 2026
Contingent consideration				R$ 2,650
Measurement period adjustments recognised for intangible assets and goodwill						1,098
EMME
Business Combinations
Consideration transferred, acquisition-date fair value			R$ 15,317				15,317
Consideration paid in cash			3,063
Business Combination, Remaining consideration to be transferred, acquisition-date fair value			R$ 12,253
Interest rate basis			“IPCA” – Extended National Consumer Price Index
Consideration payments final due date			Aug. 16, 2026
Measurement period adjustments recognised for intangible assets and goodwill						R$ 1,055
De Gouges
Business Combinations
Consideration transferred, acquisition-date fair value		R$ 611,554					R$ 611,554
Consideration paid in cash		160,000
Business Combination, Remaining consideration to be transferred, acquisition-date fair value		R$ 451,554
Interest rate basis		100% of CDI index
Consideration payments final due date		Oct. 29, 2026
De Gouges | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Business Combinations
Discounts on sale price		R$ 62,234
Maximum period for discounts on sale price		5 years
De Gouges | 2023 and 2024
Business Combinations
Limited amount of discounts on sale price		R$ 16,600